CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit/(Loss) for the year	$ 1,292,035	$ 833,040	$ (295,053)
Items that may be reclassified subsequently to profit or loss, net of tax
Currency translation differences, arisen from translating foreign activities	11,738	(4,711)	2,263
Items that will not be reclassified subsequently to profit or loss, net of tax
Fair value (loss)/gain on investments in equity instruments designated as FVTOCI	(4,858)	(648)	(1,915)
Other comprehensive profit/(loss), net of income tax	6,880	(5,359)	348
Total comprehensive profit/(loss) attributable to:
Owners of the parent	$ 1,298,915	$ 827,681	$ (294,705)